Segment Information - Schedule of Segment Profit or Loss, and Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Information - Schedule of Segment Profit or Loss, and Assets (Details) [Line Items]
Revenue		$ 48,493,897		$ 35,838,780		$ 20,009,994
Cost of revenue		(30,755,340)		(23,187,396)		(12,268,798)
Operating profit (loss)		(76,344,202)		(7,395,611)		(3,416,684)
Depreciation and Amortization		(3,240,568)		(2,835,557)
Impairment loss		(29,026,050)		(298,424)
Listing expenses		(38,160,746)
Interest income		21,773		19,340		10,994
Interest expense		(8,167,872)		(298,958)
Purchase of property, plant and equipment		81,959		100,097
Segment asset		92,915,077		119,616,267
Segment revenue		48,505,304		35,838,780
Inter-segment revenue		(11,407)
Revenue from external customers		48,493,897		35,838,780		20,009,994
TNL Group [Member]
Segment Information - Schedule of Segment Profit or Loss, and Assets (Details) [Line Items]
Revenue	[1]					20,009,994
Cost of revenue		(14,001,472)	[2]	(12,515,830)	[1]	(12,268,798)	[1]
Operating profit (loss)		(51,174,681)	[2]	(7,331,667)	[1]	(3,416,684)	[1]
Depreciation and Amortization		(1,609,824)	[2]	(1,646,899)	[1]	(1,491,654)	[1]
Impairment loss		(3,500,910)	[2]		[1]
Listing expenses	[2]	(38,160,746)
Interest income		20,695	[2]	18,131	[1]	10,994	[1]
Interest expense		(8,063,217)	[2]	(239,216)	[1]	(137,029)	[1]
Purchase of property, plant and equipment		60,419	[2]	76,767	[1]	52,481	[1]
Segment asset		53,627,184	[2]	53,508,676	[1]	$ 26,534,165	[1]
Segment revenue		24,636,622	[2]	20,708,223	[1]
Inter-segment revenue			[2]		[1]
Revenue from external customers		24,636,622	[2]	20,708,223	[1]
MG Group [Member]
Segment Information - Schedule of Segment Profit or Loss, and Assets (Details) [Line Items]
Cost of revenue	[3]	(16,753,868)		(10,671,566)
Operating profit (loss)	[3]	(25,169,521)		(63,944)
Depreciation and Amortization	[3]	(1,630,744)		(1,188,658)
Impairment loss	[3]	(25,525,140)		(298,424)
Listing expenses	[3]
Interest income	[3]	1,078		1,209
Interest expense	[3]	(104,655)		(59,742)
Purchase of property, plant and equipment	[3]	21,540		23,330
Segment asset	[3]	39,287,893		66,107,591
Segment revenue	[3]	23,868,682		15,130,557
Inter-segment revenue	[3]	(11,407)
Revenue from external customers	[3]	$ 23,857,275		$ 15,130,557

[1]	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.
[2]	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.
[3]	The Company acquired 100% of MG Group (including TNL Mediagene Inc., Mediagene Inc. and INFOBAHN Inc.) on May 25, 2023, please refer to Note 32 for details.